EARNINGS / (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings / (Loss) per share attributable to ordinary shareholders of the Company’s shareholders
EARNINGS / (LOSS) PER SHARE

16. EARNINGS / (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the years ended December 31, 2023, 2024 and 2025:

	For the years ended December 31,
	2023	2024	2025
	HK$	HK$	HK$	US$ (Note 2(e))
Numerator:
Numerator for basic and diluted earnings / (loss) per share – Net income / (loss) attributable to the Company’s shareholders	12,105,673	11,870,254	(23,550,966)	(3,019,356)

Denominator:
Denominator for basic and diluted net income per share – weighted average number of shares	32,500,000	32,500,000	33,376,521	33,376,521

Basic and diluted earnings / (loss) per share:	0.37	0.37	(0.71)	(0.09)

Explanation of EPS / (LPS) Calculation

Basic earnings / (loss) per share is calculated by dividing the net income attributable to the Company’s shareholders by the weighted average number of ordinary shares outstanding during the period.

For the years ended December 31, 2023 and 2024, the Company had 32,500,000 ordinary shares outstanding, with no changes in the number of shares during the periods.

For the year ended December 31, 2025, the Company’s ordinary shares increased from 32,500,000 to 35,490,000 on September 16, 2025, following the issuance of 2,990,000 ordinary shares from its public offering. Accordingly, the weighted average number of ordinary shares outstanding used in the calculation of basic earnings / (loss) per share was 32,500,000, 32,500,000 and 33,376,521 for the years ended December 31, 2023, 2024 and 2025, respectively.

Diluted earnings / (loss) per share is calculated by dividing net income attributable to the Company’s shareholders by the weighted average number of shares outstanding during the period, including the effect of all potentially dilutive securities, if any. For the years ended December 31, 2023, 2024, and 2025, the Company had no dilutive securities outstanding, resulting in basic and diluted earnings / (loss) per share being the same.

No Potential Dilutive or Anti-Dilutive Securities

As of December 31, 2024 and 2025, the Company did not have any options, warrants, convertible securities, or other instruments that could potentially dilute the earnings per share calculation. Therefore, the Company’s basic earnings / (loss) per share and diluted earnings / (loss) per share are the same for both years.